Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments
Commitments for future minimum rental payments with terms in excess of one year as of December 31, 2017 are as follows (in thousands):

December 31, 2017
2018	$4,759
2019	2,565
2020	2,063
2021	1,895
2022	1,890
Thereafter	10,680
Total	$23,852

Schedule of Guarantees
We have issued the following guarantees that are not recorded in our accompanying balance sheet (dollars in thousands):

	Term	Maximum Potential Undiscounted Payment as of December 31, 2017
Performance guarantees through letters of credit (1)	2018-2021	$62,280
Standby letters of credit	2018	720
Bid bonds and performance bonds (1)	2018-2027	87,536
Maximum potential undiscounted payments		$150,536

(1)	We have issued guarantees to third parties to ensure performance of our obligations, some of which may be fulfilled by third parties.